SUPPLEMENT TO THE FIDELITY REAL ESTATE INVESTMENT PORTFOLIO
A FUND OF FIDELITY DEVONSHIRE TRUST
STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 23, 1996
The following non-fundamental limit replaces the current non-fundamental limit (i) in the "Investment Policies and Limitations" section found on page 2.
   (i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
The following non-fundamental limit replaces the similar non-fundamental limit (ix) in the "Investment Policies and Limitations" section found on page 3.
   (ix) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an
exemptive order granted by the SEC. (This limitatio    n does not apply to
real estate investment trusts.)
The following information is in addition to the information in the "Investment Policies and Limitations" section found on page 3.
F   or purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the
end of each q    uarter of the fund's taxable year.
SUPPLEMENT TO THE FIDELITY EQUITY-INCOME FUND
A FUND OF DEVONSHIRE TRUST
STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 23, 1996
The following non-fundamental limit replaces non-fundamental limit (vii) found in the "Investment Policies and Limitations" section on page 3.
   (vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
SUPPLEMENT TO THE FIDELITY UTILITIES FUND
A FUND OF FIDELITY DEVONSHIRE TRUST
STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 23, 1996
The following information replaces similar information found in non-fundamental limit (viii) in the Investment Policies and Limitations section beginning on page 2:
 (viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through
offers of exchange, or as a result of a reorganiz   ation, consolidation or
merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
SUPPLEMENT TO THE FIDELITY SMALL CAP STOCK FUND
FIDELITY LARGE CAP STOCK FUND
FUNDS OF FIDELITY COMMONWEALTH TRUST
FIDELITY MID-CAP STOCK FUND
A FUND OF FIDELITY DEVONSHIRE TRUST
STATEMENT OF ADDITIONAL INFORMATION
DATED JUNE 21, 1996
The following information replaces    the similar information found in the
"Investment Policies and Limitations" section on pages 3, 4, and 6:
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain
securities issued by other open-end investment companies.    Limitations
(a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
The following infomation replaces the similar information found in the "Additional Purchase and Redemption Information" section on page 20:
(3) to shares in a Fidelity account purchased (including purchases by exchange) with the proceeds of a distribution from an employee benefit plan provided that: (i) at the time of the distribution, the employer, or an affiliate (as described in exemption (1) above) of such employer, maintained at least one employee benefit plan that qualified for exemption
(1) and that had at least some portion of its assets invested in one or more mutual funds advised by FMR, or in one or more accounts or pools advised by Fidelity Management Trust Company; and (ii) either (a) the distribution is transferred from the plan to a Fidelity IRA account within 60 days from the date of the distribution, or (b) the distribution is transferred directly from the plan into another Fidelity account; SUPPLEMENT TO THE FIDELITY EQUITY INCOME FUND PROSPECTUS
DATED MARCH 23, 1996
The following is in addition to the information found in the "Investment Principles and Risks" section found on page 10.
       CASH MANAGEMENT.    The fund may invest in money market securities,
in a pooled account of repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.

SUPPLEMENT TO THE
FIDELITY SMALL CAP STOCK FUND, FIDELITY MID-CAP STOCK FUND AND FIDELITY LARGE CAP STOCK FUND PROSPECTUS
DATED JUNE 21, 1996
   The following information supplements the section entitled "Securities and Investment Practices" beginning on page 15:
    CASH MANAGEMENT.    A fund may invest in money market securities, in a
pooled account of repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
The following information replaces the similar information found in the "Sales Charge Reductions and Waivers" section on page 36:
2. To shares in a Fidelity account purchased with the proceeds of a distribution from an employee benefit plan, provided that at the time of the distribution, the employer or its affiliate maintained a plan that both qualified for waiver (1) above and had at least some of its assets invested
in    Fidelity-managed products. (Distributions transferred to an IRA account must be transferred within 60 days from the date of the distribution. All other distributions must be transferred directly into a Fidelity account.)